Summary of Class B Series Three Common Shares Granted (Detail) (Class B Series Three Common Shares)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Before Income Tax Withheld
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of the period	715,401	239,000
Grants	625,970	485,814
Redemptions	(80,543)	(9,413)
Shares outstanding End of the period	1,260,828	715,401
Income Tax Withheld
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of the period	(176,867)	(79,572)
Grants	(166,850)	(97,295)
Shares outstanding End of the period	(343,717)	(176,867)
After Income Tax Withheld
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of the period	538,534	159,428
Grants	459,120	388,519
Redemptions	(80,543)	(9,413)
Shares outstanding End of the period	917,111	538,534